BIOLOGICAL ASSETS (Details) - 12 months ended Dec. 31, 2021 $ in Thousands, $ in Thousands	USD ($)	CAD ($)
BIOLOGICAL ASSETS (Details)
Balance, Beginning	$ 0
Changes In Fair Value Less Cost To Sell Due To Biological Transformation	72
Transferred To Harvested Cannabis Inventory Upon Harvest	(35)
Balance, Ending	$ 37	$ 37